Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	[1]	¥ 886,825	¥ 1,076,795
Loans held for sale placed on nonaccrual status		624
Loans acquired with deteriorated credit quality placed on nonaccrual status		26,248	¥ 38,651
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		514,026	737,896
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		118,956	167,859
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		20,108	30,093
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		76,969	141,974
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		54,189	72,059
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		157,964	211,770
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		5,715	7,234
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		23,204	24,956
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		18,562	35,959
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		38,359	45,992
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		96,899	82,617
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		95,645	111,252
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		66,979	72,483
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		45,173	46,574
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		¥ 68,103	¥ 25,973

[1]	The above table does not include loans held for sale of nil and ¥624 million at March 31, 2014 and 2015, respectively, and loans acquired with deteriorated credit quality of ¥38,651 million and ¥26,248 million at March 31, 2014 and 2015, respectively.